INCOME TAXES - Provision for Current and Deferred Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax expense (benefit):
Income tax expense (benefit)	$ 0
OLD PlayStudios, Inc.
Current tax expense:
Federal			$ 945,000	$ 241,000	$ 708,000
State			297,000	720,000	90,000
Foreign			791,000	665,000	259,000
Total current income tax expense			2,033,000	1,626,000	1,057,000
Deferred tax expense (benefit):
Federal			(3,045,000)	1,997,000	1,527,000
State			(748,000)	55,000	(322,000)
Foreign			89,000	297,000	702,000
Total deferred income tax expense (benefit)	(110,000)	$ (828,000)	(3,704,000)	2,349,000	1,907,000
Income tax expense (benefit)	$ 1,348,000	$ 435,000	$ (1,671,000)	$ 3,975,000	$ 2,964,000